BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.
(the “Fund”)

SUPPLEMENT DATED APRIL 3, 2009
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 2, 2009

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

All references to William Landers as the Fund’s portfolio manager are deleted and replaced with information about Plamen Monovski, Dhiren Shah and Sam Vecht.

The section entitled “Management and Advisory Arrangements” beginning on page I-10 is revised as set forth below.

The paragraph under the subsection entitled “Information Regarding the Portfolio Managers” on page I-11 is deleted in its entirety and replaced with the following:

The Fund is managed by Plamen Monovski, Daniel Tubbs, Dhiren Shah and Sam Vecht, members of the Global Emerging Markets Team.

The subsection entitled “Information Regarding the Portfolio Managers — Other Funds and Accounts Managed” on page I-11 is deleted in its entirety and replaced with the following:

The following table sets forth information about funds and accounts other than the Fund, for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2009.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Plamen Monovski	0	8	1	0	1	0
	$0	$2.4 Billion	$120 Million	$0	$267.6 Million	$0

Daniel Tubbs	0	0	2	0	0	0
	$0	$0	$199.3 Million	$0	$0	$0

Dhiren Shah	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

Sam Vecht	0	4	0	0	3	0
	$0	$575.4 Million	$0	$0	$562.6 Million	$0

The last paragraph of the subsection entitled “Other Compensation Benefits —Fund Ownership” on page I-12 is deleted in its entirety and replaced with the following:

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by each portfolio manager as of March 31, 2009.

Portfolio Manager	Dollar Range

Plamen Monovski	None
Daniel Tubbs	None
Dhiren Shah	None
Sam Vecht	None

Code # SAI-GEM-0209-SUP